Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,271,227)	$ (2,648,946)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income on investments held in Trust Account	(110,291)	(850,641)
Expenses paid by related party		175,323
Finance costs – amortization of debt issuance	235,630	78,039
Subscription expense on event of default subscription share liability change	164,000
Gain on return of capital liability change	(16,400)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(40,080)	(41,585)
Prepaid income taxes	(9,628)	(601,348)
Due to related party	10,000
Due from Sponsor		(15,510)
Accounts payable and accrued expenses	1,088,726	1,687,600
Franchise tax payable		(75,086)
Income tax payable		(1,540,792)
Excise tax payable	(888,340)	888,340
Net cash flows used in operating activities	(837,610)	(2,944,606)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account	(51,615)	(358,003)
Cash withdrawn from Trust Account in connection with redemption	3,335,294	21,677,622
Cash withdrawn from Trust Account to pay franchise and income taxes	195,437	252,108
Net cash flows provided by investing activities	3,479,116	21,571,727
CASH FLOWS FROM FINANCING ACTIVITIES
Reimbursements to related party		(54,314)
Redemptions of Class A common stock	(3,335,294)	(21,677,622)
Proceeds from promissory note – related party	500,000	1,000,000
Proceeds from Polar Subscription Agreement	400,000
Proceeds from convertible note – related party		422,182
Net cash flows used in financing activities	(2,435,294)	(20,309,754)
NET CHANGE IN CASH	206,212	(1,682,633)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	142,260	1,824,893
CASH AND CASH EQUIVALENTS, END OF YEAR	348,472	142,260
CASH AND RESTRICTED CASH AND CASH EQUIVALENTS, END OF YEAR
Cash and cash equivalents	348,472	142,260
Cash and cash equivalents – restricted
CASH AND RESTRICTED CASH AND CASH EQUIVALENTS, END OF YEAR	348,472	142,260
SUPPLEMENTAL CASH FLOW INFORMATION:
Income tax paid		2,199,449
SUPPLEMENTAL DISCLOSURE OF NONCASH ACTIVITIES:
Excise tax payable attributable to redemption of Class A common stock		216,777
Class A common stock to be transferred to fund promissory note		162,894
Reversal of excise tax payable attributable to redemption of Class A common stock	$ 2,612,826